Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock-based compensation expense

Total stock-based compensation expense recognized using the straight-line attribution method in the consolidated statement of operations is as follows:

	Three months ended
	June 30, 2012	June 30, 2011
Stock option compensation expense for employees and directors	$277,170	$1,082,503
Restricted stock expense	0	18,000
Equity awards for nonemployees issued for services	(2,219)	250,473

Total stock-based compensation expense	$274,951	$1,350,976

	Six months ended
	June 30, 2012	June 30, 2011
Stock option compensation expense for employees and directors	$556,129	$2,078,054
Restricted stock expense	0	36,000
Equity awards for nonemployees issued for services	26,264	288,676

Total stock-based compensation expense	$582,393	$2,402,730

	2011	2010
Stock option compensation expense for employees and directors	$2,607,210	$833,713
Restricted stock expense	48,000	72,000
Equity awards for nonemployees issued for services	244,740	86,828

Total stock-based compensation expense	$2,899,950	$992,541

Summary of stock option activity

	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2011	13,608,500	$0.77	8.36	$0
Granted	550,000	$0.41
Exercised	0	$0
Forfeited	(73,750)	$0.61

Outstanding at June 30, 2012	14,084,750	$0.76	7.60	$0

Exercisable at June 30, 2012	10,762,371	$0.78	7.35	$0

	2011	2010
Expected life (years)	5.4 years	5.1 years
Interest rate	2.1%	2.0%
Dividend yield	—	—
Volatility	62%	64%

Details of fair value option award

	June 30, 2012	June 30, 2011
Expected life (years)	6.0 years	5.3 years
Interest rate	2.3%	2.3%
Dividend yield	0	0
Volatility	60%	62%

	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2010	2,807,000	$0.77	7.35	$1,082,800
Granted	2,870,000	0.95
Exercised	—	—
Forfeited	—	—

Outstanding at December 31, 2010	5,677,000	$0.86	7.46	$—
Granted	9,628,000	$0.72
Exercised	(600,000)	$0.75		318,000
Forfeited	(1,096,500)	$0.77

Outstanding at December 31, 2011	13,608,500	$0.77	8.36	$—

Exercisable at December 31, 2011	8,596,427	$0.80	8.00	$—

Summary the Company's restricted stock activity

	Non-vested Options
	Number of Shares	Weighted- Average Fair Value
Non-vested at January 1, 2010	300,000	$0.48
Granted	—	—
Vested	(150,000)	0.48
Forfeited	—	—

Non-vested at December 31, 2010	150,000	$0.48
Granted	—	—
Vested	(150,000)	0.48
Forfeited	—	—

Non-vested at December 31, 2011	—	$—

Non Vested Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option activity

	Non-vested Options
	Number of Shares	Weighted- Average Fair Value
Non-vested at January 1, 2010	677,000	$0.36
Granted	2,870,000	0.53
Vested	(1,497,384)	0.49
Forfeited	—	—

Non-vested at December 31, 2010	2,049,616	$0.50
Granted	9,628,000	0.72
Vested	(5,569,043)	0.77
Forfeited	(1,096,500)	0.76

Non-vested at December 31, 2011	5,012,073	$0.41